[RSMC Letterhead]


                                        Rule 497(j)
                                        File No. 33-84762
                                        File No. 811-8648

                                        November 3, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  Kiewit Mutual Fund
               CIK No. 0000927413

Ladies and Gentlemen:

     On behalf of Kiewit Mutual Fund (the "Fund") and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A as filed electronically on October 28, 1997.

      All questions and comments regarding this filing should be addressed to the undersigned at Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001, phone number: (302) 651-8342.


                                     Sincerely,

                                     /s/ Edsel A. Bittle

                                     Edsel A. Bittle
                                     Fund Administrator